Derivative Financial Instruments - Detailed Information about Weighted Average Assumptions of Warrants, Derivative Liabilities (Details) - Equinox Gold warrant liability	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Derivative Financial Instruments [Line Items]
Significant unobservable input, liabilities, expected life	4 months 6 days	7 months 9 days
Risk-free rate
Derivative Financial Instruments [Line Items]
Significant unobservable input, liabilities	0.0421	0.0034
Expected volatility
Derivative Financial Instruments [Line Items]
Significant unobservable input, liabilities	0.844	0.468
Expected dividend
Derivative Financial Instruments [Line Items]
Significant unobservable input, liabilities	0.000	0.000
Exercise price
Derivative Financial Instruments [Line Items]
Significant unobservable input, liabilities	5.30	8.69
Share price
Derivative Financial Instruments [Line Items]
Significant unobservable input, liabilities	6.04	11.60